Note 15 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
15.	Derivative Financial Instruments

Interest rate swaps

On October 17, 2014, the Company entered into one interest rate swap contract with Eurobank – Ergasias S.A. (“Eurobank”) for a notional amount of $10.0 million, with inception date on October 14, 2014 and maturity date on May 28, 2019, in order to manage interest costs and the risk associated with changing interest rates of the Company’s loans. Under the terms of the swap, Eurobank made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid an adjustable rate averaging 1.97% (more specifically, the Company paid the fixed rate of 0.50% until November 28, 2016, then 0.95% until November 28, 2017 and then 3.55% until May 28, 2019) based on the relevant notional amount.

On April 16, 2020, the Company entered into one interest rate swap contract with Eurobank for a notional amount of $30.0 million, with inception date on April 24, 2020 and maturity date on April 24, 2025. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 0.78% based on the relevant notional amount.

On October 12, 2021, the Company entered into one interest rate swap contract with Eurobank for a notional amount of $10.0 million, with inception date on November 1, 2021 and maturity date on November 1, 2025. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 1.09% based on the relevant notional amount.

The interest rate swap contracts did not qualify for hedge accounting as of December 31, 2020 and 2021.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2020	December 31, 2021
Interest rate swap contracts	Current assets – Derivatives	-	540,753
Total derivative assets		-	540,753

Interest rate swap contract	Current liabilities – Derivative	203,553	-
Interest rate swap contracts	Long-term liabilities – Derivatives	362,195	952,666
Total derivative liabilities		565,748	952,666

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
Interest rate swap contract– Unrealized (loss) / gain	Loss on derivatives, net	-	(565,748)	153,835
Interest rate swap contract- Realized loss	Loss on derivatives, net	(2,885)	(22,240)	(180,976)
Total net (loss) / gain on interest rate swap contract		(2,885)	587,988	(27,141)